Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	100,000,000	100,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	400,000,000	400,000,000
Ordinary shares issued	10,000,000	10,000,000
Ordinary shares, outstanding	10,000,000	10,000,000